Accounting Principles (Tables)	6 Months Ended
Jun. 30, 2024
Text block1 [abstract]
Fair value of Initial Investment Agreement at Initial Recognition Date Determined on Basis of Share Price

The fair value of the IIA at the initial recognition date was determined on the basis of Cellectis' share price at the date of signature, as follows:

As of November 1, 2023
Number of shares issued	16,000,000
Spot share price (in €)	2.63
Spot foreign exchange rate	1.05
Fair value of shares in $ thousands	44,272
Proceeds received in $ thousands	80,000
Proceeds reallocated to the JRCA in $ thousands	35,728

Summary of Assumptions Used and Estimated Fair Value

At initial recognition on November 14, 2023, as of December 31, 2023 and as of May 3, 2024 (i.e. the closing date of the SIA), assumptions used and estimated fair value are as follows:

	As of November 14, 2023	As of December 31, 2023	As of May 3, 2024
Number of shares to be issued	28,000,000	28,000,000	28,000,000
Subscription price (in $)	5.00	5.00	5.00
Expected life of derivative (in years)	0.11	0.25	0.00
Spot share price (in €)	2.33	2.76	2.76
Foreign exchange rate	1.09	1.10	1.07
Risk-free rate at maturity	5.7%	5.5%	n.a.
Volatility	119.6%	n.a.	n.a.
Probability of transaction completion	72.0%	81.0%	100.0%
Fair value in $ thousands	48,365	42,694	56,970